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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO.

811-07696

IOWA PUBLIC AGENCY INVESTMENT TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

Elizabeth Grob, Esq.

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600, Des Moines, Iowa 50309

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

Vera Lichtenberger	JOHN C. MILES, ESQ.
IOWA PUBLIC AGENCY INVESTMENT TRUST	CLINE, WILLIAMS, WRIGHT, JOHNSON &
1415 28th STREET, SUITE 200	OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S.

13TH STREET

LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 06/30

DATE OF REPORTING PERIOD: 12/31/2007

ITEM 1. REPORTS TO UNITHOLDERS.

Iowa Public Agency Investment Trust

www.IPAIT.org

Semi-Annual Financial Report Diversified Fund Direct Government Obligation Fund December 31, 2007

Sponsored by the
Iowa Association of Municipal Utilities
Iowa State Association of Counties
Iowa League of Cities

TRUSTEES’ REPORT

To Iowa Public Agency Investment Trust Participants: The Iowa Public Agency Investment Trust (IPAIT) is pleased to present this semi-annual report of IPAIT operations for the six-month period ended December 31, 2007.

The Federal Reserve took significant action throughout the period, dropping the Fed Funds rate 0.50 percent on September 18, 0.25 percent on October 31, and another 0.25 percent on December 11. It ended the year at 4.25 percent with additional drops expected in 2008. The last time the Federal Reserve dropped rates was June, 2003. These actions came in the wake of problems with sub-prime lending practices and economic strains.

These changes affected the IPAIT fund yields with the Diversified Fund starting the period at 4.882 percent on July 1, lowering to 3.760 percent on December 31. The Direct Government Obligation Fund ranged from 4.007 percent to 3.481percent during the same time period. With anticipated lower short-term interest rates, portfolio maturities will extend to take advantage of longer available returns.

Balances held up very well, with combined money market funds closing the year at a 5-year high with $307,187,576 invested. We encourage you to visit the website, www.IPAIT.org, to compare IPAIT yields to those provided by your financial institution. The IPAIT Fixed-Term Automated (FTA) program saw excellent activity. In the 3rd and 4th quarters, IPAIT solicited 418 competitive bids on behalf of participants, near the all-time high of 429 in the same period last year. While the IPAIT FTA program seeks to provide the highest bid, all participants utilizing the program (whether the CD was placed through IPAIT or not) had an opportunity to achieve a more competitive rate. This is the principle on which IPAIT was founded.

Combining FTA and money market balances, the IPAIT program ended 2007 with $423,353,275 invested on behalf of Iowa Cities, Counties, and Municipal Utilities – the highest year-end balance since 2002.

Board of Trustees is very pleased with the ongoing success of the IPAIT program and the benefits it provides. As always, we welcome any comments or suggestions that you may have.

Sincerely,

Tom Hanafan, Chair

Board of Trustees

MANAGEMENT REPORT

To Iowa Public Agency Investment Trust Participants:

The second half of 2007 presented many surprises. While economic growth moderated, disruption caused by sub-prime lending problems sent shock waves through the financial markets. There is conflicting data on whether or not the economy will slip into a recession.

Several local government investment pools across the country have recently suffered downgrades and defaults in the securities held in their portfolios.  These credit events have been concentrated in structured investment vehicles ("SIVs") that issue commercial paper to buy sub-prime mortgages.  As the sub-prime mortgage market has collapsed, access to the commercial paper market for these SIVs has disappeared leaving them unable to meet funding requirements - and forcing some to default on their commercial paper.  Some government investment pools that invested in this commercial paper have endured defaults and experienced significant withdrawals by participants.  In extreme cases, some sponsors have halted withdrawals.

IPAIT's investment policy prohibits investing in SIVs, and IPAIT has no exposure to these investments.  The assets held in IPAIT portfolios or FTA investments continue to be of the highest quality.  You may continue to rely on the safety of your IPAIT investment during these difficult markets.

The disruption resulting from the financial turmoil of the housing market will provide yet another test of the resilience of the U.S. economy. The Fed is challenged with balancing short-term crisis management with its long-term goal of maintaining low inflation consistent with healthy, sustainable growth. We remain confident the Fed will succeed in its effort to realign financial and economic forces, though the result may be lower short-term yields.

While overall portfolio yield may decline through a portion of 2008, the impact of falling short rates will be partially offset by opportunities to purchase attractive longer money market paper prior to Fed rate cuts. These longer investments should help portfolio yield in this environment.

We appreciate the opportunity to work with you to provide strong relative money market yields, while preserving safety and liquidity. We look forward to working with you in 2008.

Sincerely,

Jeffrey D. Lorenzen, CFA

Chief Investment Officer

WB Capital Management Inc.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS

This section of the IPAIT Diversified Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2007 and December 31, 2006. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s Diversified Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2007 and December 31, 2006.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2007 and December 31, 2006.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s Diversified Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee lowered the Fed Funds target rate three times from 5.25 percent to 4.25 percent. In the preceeding twelve months the Fed Funds target rate did not change.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS

Condensed financial information and changes explanations for the six-month period ended December 31, 2007 as compared to the same period ended December 31, 2006 follows.

	December 31,	Percent	December 31,
Net Assets	2007	Change	2006
Total investments	$288,294,849	18%	$245,236,083
Excess of total liabilities over other assets	(256,887)	230%	(77,806)
Net assets held in trust for pool participants	$288,037,962	17%	$245,158,277

Average Net Assets	$258,948,417	10%	$234,560,807

Total investments and net assets increased 18 percent and 17 percent, respectively, comparing December 31, 2007 and December 31, 2006 amounts. During the six-month period ended December 31, 2007, average net assets increased 10 percent to $258,948,417 from average net assets of $234,560,807 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2007	Change	2006
Investment Income	$6,343,190	2%	$6,219,811
Total Expenses	(475,700)	-17%	(569,781)
Dividends to unitholders from net investment income	(5,867,490)	4%	(5,650,030)
Net increase (decrease) in assets derived
from unit transactions	47,703,719	14%	41,676,736

Net assets at beginning of period	240,334,243	18%	203,481,541

Net assets at end of period	$288,037,962	17%	$245,158,277

Investment income and dividends to unitholders from net investment income increased 2 percent and 4 percent, respectively, during the six-month period ended December 31, 2007 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses decreased 17 percent during the six-month period ended December 31, 2007 as compared to the same period in the prior year due to a reduction in fees effective January 2, 2007. During the six-month period ended December 31, 2007 as compared to the same period in the prior year, units sold and redeemed decreased 7 percent and 9 percent, respectively.

IOWA PUBLIC AGENCY INVESTMEMT TRUST

DIVERSIFIED PORTFOLIO

MANAGEMENT’S DISCUSSION & ANALYSIS

Condensed financial information and changes explanations for the six-month period ended December 31, 2006 as compared to the same period ended December 31, 2005 follows.

	December 31,	Percent	December 31,
Net Assets	2006	Change	2005
Total Investments	$245,236,083	1%	$242,882,755
Excess of total liabilities over other assets	(77,806)	-68%	(246,615)
Net assets held in trust for pool participants	$245,158,277	1%	$242,636,140

Average Net Assets	$234,560,807	1%	$233,119,144

Total investments and net assets as of December 31, 2006 increased 1 and 1 percent, respectively, compared to December 31, 2005. During the six-month period ended December 31, 2006, average net assets increased 1 percent to $234,560,807 from average net assets of $233,119,144 during the same period in the prior year.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2006	Change	2005
Investment Income	$6,219,811	42%	$4,375,705
Total Expenses	(569,781)	-1%	(577,853)
Dividends to unitholders from net investment income	(5,650,030)	49%	(3,797,852)
Net increase (decrease) in assets derived	41,676,736	221%	12,968,174
from unit transactions

Net assets at beginning of period	203,481,541	-11%	229,667,966

Net assets at end of period	$245,158,277	1%	$242,636,140

Investment income and net investment income increased 42 percent and 49 percent, respectively, during the six-month period ended December 31, 2006 compared to the same period in the prior year due to the higher interest rate environment. With the increase in Fed Fund rates, money market fund returns improved during 2006. Total expenses are derived based on net assets held by the Fund. These expenses decreased 1 percent during the six-month period ended December 31, 2006 compared to the same period in the prior year due to a reduction in the investment adviser and administration fees effective November 1, 2005. During the six-month period ended December 31, 2006 compared to the same period in the prior year, units sold and redeemed increased 10 percent and 5 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust

Diversified Portfolio

Schedule of Investments (unaudited)

December 31, 2007

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

DISCOUNTED GOVERNMENT SECURITIES -- 5.15%
$ 5,000,000	Federal Home Loan Mortgage Corporation Discount Note	4.37%	02/25/08	$ 4,967,306
10,000,000	Federal National Mortgage Association Discount Note	4.32%	04/04/08	9,890,333
	TOTAL (cost -- $14,857,639)			$ 14,857,639

COUPON SECURITIES -- 23.70%
$ 4,525,000	Federal Farm Credit Bank, 3.10%	5.26%	01/22/08	$ 4,519,574
3,000,000	Federal National Mortgage Association, 5.75%	5.25%	02/15/08	3,001,735
2,000,000	Federal Home Loan Mortgage Corporation, 4.63%	5.16%	02/21/08	1,998,556
4,000,000	Federal Home Loan Bank, 2.75%	5.13%	03/14/08	3,981,704
5,000,000	Federal Home Loan Bank, 5.00%	5.20%	03/19/08	4,997,890
1,575,000	Federal Home Loan Bank, 3.38%	5.08%	03/28/08	1,568,736
3,755,000	Federal Home Loan Mortgage Corporation, 3.38%	4.70%	04/23/08	3,739,982
3,050,000	Federal National Mortgage Association, 4.30%	4.53%	05/05/08	3,047,650
1,480,000	Federal National Mortgage Association, 2.88%	4.73%	05/19/08	1,469,770
1,000,000	Federal Home Loan Mortgage Corporation, 3.10%	4.73%	05/27/08	993,576
1,000,000	Federal National Mortgage Association, 4.08%	4.77%	06/06/08	997,102
2,500,000	Federal National Mortgage Association, 3.01%	4.76%	06/09/08	2,481,311
7,000,000	Federal Home Loan Bank, 4.25%	4.27%	06/18/08	6,999,343
5,000,000	Federal Home Loan Mortgage Corporation, 4.25%	4.27%	05/23/08	4,999,579
1,775,000	Federal Home Loan Bank, 3.00%	5.03%	07/09/08	1,756,822
2,250,000	Federal Home Loan Bank, 4.40%	4.44%	07/28/08	2,249,391
2,500,000	Federal Home Loan Bank, 5.00%	4.78%	08/01/08	2,502,971
2,000,000	Federal Home Loan Bank, 4.00%	4.78%	08/13/08	1,990,672
3,000,000	Federal Home Loan Mortgage Corporation, 5.13%	4.58%	08/14/08	3,009,654
2,000,000	Federal Home Loan Bank, 5.00%	4.61%	09/12/08	2,005,245
4,000,000	Federal Farm Credit Bank, 4.65%	4.55%	09/17/08	4,002,754
1,000,000	Federal Home Loan Bank, 5.55%	4.21%	11/25/08	1,011,639
1,000,000	Federal Home Loan Bank, 4.75%	4.13%	12/12/08	1,005,669
4,000,000	Federal Home Loan Bank, 4.13%	4.13%	12/12/08	3,999,885
	TOTAL (cost -- $68,331,210)			$ 68,331,210

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Schedule of Investments (unaudited)

December 31, 2007

(Showing Percentage of Total Investments)

		Yield
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

CERTIFICATES OF DEPOSIT -- 5.10%
$ 1,000,000	Farmers State Bank-Hawarden	4.90%	01/28/08	$ 1,000,000
900,000	First State Bank-Ida Grove	5.34%	05/20/08	900,000
1,000,000	Bank of the West-West Des Moines	4.61%	06/19/08	1,000,000
2,000,000	Community State Bank-Ankeny	4.57%	06/25/08	2,000,000
800,000	Exchange Bank-Collins	5.60%	07/07/08	800,000
1,500,000	Vision Bank-West Des Moines	5.29%	08/25/08	1,500,000
1,000,000	St. Ansgar State Bank-St. Ansgar	5.01%	09/08/08	1,000,000
1,500,000	Union State Bank-Winterset	5.01%	09/08/08	1,500,000
1,000,000	Bank of the West-West Des Moines	4.45%	09/17/08	1,000,000
1,000,000	Bank of the West-West Des Moines	4.30%	12/19/08	1,000,000
2,000,000	U.S. Bank-Des Moines	4.25%	12/19/08	2,000,000
1,000,000	American Bank-LeMars	4.29%	12/22/08	1,000,000
	TOTAL (cost -- $14,700,000)			$ 14,700,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 66.05%
$ 65,000,000	Bear Stearns and Company, Inc.	4.00%	01/02/08	$ 65,000,000
60,000,000	J.P. Morgan Securities, Inc.	3.50%	01/02/08	60,000,000
65,406,000	Lehman Brothers, Inc.	4.00%	01/02/08	65,406,000
	TOTAL (cost -- $190,406,000)			$ 190,406,000

TOTAL INVESTMENTS -- 100% (cost -- $288,294,849)				$ 288,294,849

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Statement of Net Assets (unaudited)

December 31, 2007

ASSETS

Investments in securities at amortized cost:
Discounted Government Securities	$ 14,857,639
Coupon Securities	68,331,210
Certificates of Deposit	14,700,000
Repurchase Agreements	190,406,000

Cash	45
Interest Receivable	799,533
TOTAL ASSETS	289,094,427

LIABILITIES

Investment advisory, administrative,
and program support fees payable	55,213
Custody fees payable	7,113
Distribution fees payable	17,783
Other fees and expenses payable	5,927
Dividends payable	970,429
TOTAL LIABILITIES	1,056,465

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 288,037,962

Units of beneficial interest outstanding	288,037,962

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Statement of Operations (unaudited)

For the Six Months ended December 31,

	2007	2006
INVESTMENT INCOME:
Interest	$6,343,190	$6,219,811

EXPENSES:
Investment advisory, administrative,
and program support fees	306,464	364,987
Custody fees	39,055	56,988
Distribution fees	97,636	118,244
Other fees and expenses	32,545	29,562
TOTAL EXPENSES	475,700	569,781

NET INVESTMENT INCOME	$5,867,490	$5,650,030

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2007	2006
ADDITIONS:
From Investment Activities:
Net investment income	$5,867,490	$5,650,030
From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	583,587,042	629,111,121
Units issued in reinvestment of dividends
from net investment income	5,647,924	5,169,169
TOTAL ADDITIONS	595,102,456	639,930,320

DEDUCTIONS:
Dividends to Unitholders from:
Net investment income	(5,867,490)	(5,650,030)

From Unit Transactions:
Units redeemed	(541,531,247)	(592,603,554)
TOTAL DEDUCTIONS	(547,398,737)	(598,253,584)

Net increase/(decrease) in net assets	47,703,719	41,676,736

Net assets held in trust for pool participants at beginning of period	240,334,243	203,481,541

Net assets held in trust for pool participants at end of period	$288,037,962	$245,158,277

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Diversified Portfolio

Notes to Financial Statements (unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Diversified Portfolio. The accompanying financial statements include activities of the Diversified Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Diversified Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Diversified Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method due to the short-term nature of investments held. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; certificates of deposit and other evidences of deposit at federally insured Iowa depository institutions approved and secured pursuant to Chapter 12B of the Code of Iowa; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2007 and December 31, 2006, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $195,953,657 and $172,010,789, respectively.

Certificate of deposit amounts up to $100,000 are insured by the Federal Depository Insurance Company (FDIC). For public funds deposited in Iowa financial institutions in excess of the $100,000 FDIC insurance, the local financial institution must comply with Iowa Code Section 12c.22 to insure appropriate collateralization. As of December 31, 2007, public funds invested in certificates of deposit not covered by FDIC insurance were $13,700,000. Public funds not covered by FDIC or collateralization are covered by the state sinking fund in accordance with Chapter 12C of the Code of Iowa, which provides for additional assessments against depositories to ensure there will be no loss of public funds.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Diversified Portfolio held securities whose S&P credit ratings were 23.3 percent AAA, 5.1 percent not rated (representing all Certificates of Deposit from Iowa financial institutions), and 71.6 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the Diversified Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, WB Capital, and Wells Fargo are paid an annual fee for operating the investment program.

During the period of July 1, 2007 to December 31, 2007, WB Capital received 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, WB Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2007 and 2006, the Diversified Portfolio paid $306,464 and $364,987, respectively, to WB Capital for services provided.

During the period of July 1, 2007 to December 31, 2007, Wells Fargo received 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2007 and 2006, the Diversified Portfolio paid $39,055 and $56,988, respectively, to Wells Fargo for services provided.

During the period of July 1, 2007 to December 31, 2007, under a distribution plan the public agency associations collectively received an annual fee of .075 percent of the average daily net asset value. For the six-month periods ended December 31, 2007 and 2006, the Diversified Portfolio paid $51,628 and $62,250 to the Iowa League of Cities, $31,258 and $39,910 to the Iowa State Association of Counties, and $14,750 and $16,084 to the Iowa Association of Municipal Utilities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and amounted to $32,545 and $29,562 for the six-month periods ended December 31, 2007 and 2006, respectively. All fees are computed daily and paid monthly.

(2)	SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio aggregated $22,894,379,557 and $20,148,179,850 for the six-month periods ended December 31, 2007 and 2006, respectively. Proceeds from maturities of securities for the Diversified Portfolio aggregated $22,846,748,000 and $20,113,192,000 for the six-month periods ended December 31, 2007 and 2006, respectively.

Iowa Public Agency Investment Trust

Diversified Portfolio

Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding
	Six Months Ended December 31, 2007		Year Ended June 30,
	(unaudited)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.045		0.048	0.037	0.017	0.006	0.009
Dividends Distributed	(0.045)		(0.048)	(0.037)	(0.017)	(0.006)	(0.009)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.30%	*	4.95%	3.76%	1.70%	0.60%	0.95%
Ratio of Expenses to Average Net Assets	0.36%	**	0.42%	0.49%	0.48%	0.48%	0.56%
Ratio of Net Investment Income to Average Net Assets	4.49%	**	4.84%	3.70%	1.71%	0.59%	0.94%
Net Assets, End of Period (000 Omitted)	$288,038		$240,334	$203,482	$229,668	$254,818	$245,025

* Not Annualized
** Annualized

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Managements Discussion & Analysis

This section of the IPAIT DGO Portfolio’s semi-annual Financial Report presents management’s discussion and analysis of the financial position and results of operations during the six-month periods ended December 31, 2007 and December 31, 2006. This information is being presented to provide additional information regarding the activities of IPAIT, pursuant to the requirements of Governmental Accounting Standards Board Statement No. 34, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments, Statement No. 37, Basic Financial Statements – and Management’s Discussion and Analysis – for State and Local Governments: Omnibus, and Statement No. 38, Certain Financial Statement Note Disclosures (Statements Nos. 34, 37, and 38). This discussion and analysis should be read in conjunction with the Financial Statements and the accompanying notes.

OVERVIEW OF THE FINANCIAL STATEMENTS

The Management’s Discussion and Analysis provides an introduction to and overview of the basic financial statements of IPAIT’s DGO Portfolio. The following components comprise the financial statements: 1) Schedule of Investments, 2) Statement of Net Assets, 3) Statements of Operations, 4) Statements of Changes in Net Assets, and 5) Notes to Financial Statements.

•	The Schedule of Investments lists each security held by the portfolio as of December 31.
•	The Statement of Net Assets shows the financial position (assets and liabilities) of the portfolio as of December 31.
•	The Statements of Operations display the results of operations (income and expenses) of the portfolio for the six-month periods ended December 31, 2007 and December 31, 2006.
•

The Statements of Changes in Net Assets display the results of additions (net investment income, unit sales, and reinvestments) and deductions (dividends and unit redemptions) of the portfolio for the six-month periods ended December 31, 2007 and December 31, 2006.

•	The Notes to Financial Statements describe significant accounting policies and disclose summary security transaction amounts of the portfolio.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL ANALYSIS

Year-over-year changes in most financial statement amounts reported in IPAIT’s DGO Portfolio are most significantly impacted by the level of average net assets (which fluctuates based on the overall levels of participant/unitholder invested balances). Additionally, changes in the short-term interest rate environment (which follows the general trend established by monetary policy set by the Federal Reserve) contribute to year-over-year variances in the amount of investment income earned by the portfolio. Over the last six months, the Federal Reserve’s Federal Open Market Committee lowered the Fed Funds target rate three times from 5.25 percent to 4.25 percent. In the preceeding twelve months the Fed Funds target rate did not change.

Condensed financial information and changes explanations for the six-month period ended December 31, 2007 as compared to the same period ended December 31, 2006 follows.

	December 31,	Percent	December 31,
Net Assets	2007	Change	2006
Total Investments	$18,165,774	-17%	$21,880,888
Excess of total liabilities over other assets	(16,160)	124%	(7,230)
Net assets held in trust for pool participants	$18,149,614	-17%	$21,873,658

Average Net Assets	$19,896,058	-5%	$20,834,458

Total investments and net assets decreased 17 percent and 17 percent, respectively, comparing December 31, 2007 and December 31, 2006 amounts. During the six-month period ended December 31, 2007, average net assets decreased 5 percent to $19,896,058 from average net assets of $20,834,456 during the same period in the prior year. The DGO portfolio experienced a net redemption of assets in this six-month period partially due to the transfer of assets to the Diversified portfolio.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2007	Change	2006
Investment Income	$453,348	-16%	$540,108
Total Expenses	(38,009)	-28%	(53,039)
Dividends to unitholders from net investment income	(415,339)	-15%	(487,069)
Net increase (decrease) in assets derived
from unit transactions	3,012,244	-39%	4,924,503

Net assets at beginning of period	15,137,370	-11%	16,949,155

Net assets at end of period	$18,149,614	-17%	$21,873,658

Investment income and dividends to unitholders from net investment income decreased 16 percent and 15 percent, respectively, during the six-month period ended December 31, 2007 as compared to the same period in the prior year. Total expenses are derived based on net assets held by the Fund. These expenses decreased 28 percent during the six-month period ended December 31, 2007 as compared to the same period in the prior year due to a reduction in fees effective January 2, 2007. During the six-month period ended December 31, 2007 as compared to the same period in the prior year, units sold and redeemed increased 54 percent and 89 percent, respectively.

Condensed financial information and changes explanations for the six-month period ended December 31, 2006 as compared to the same period ended December 31, 2005 follows.

	December 31,	Percent	December 31,
Net Assets	2006	Change	2005
Total Investments	$21,880,888	65%	$13,295,032
Excess of total liabilities over other assets	(7,230)	-75%	(28,851)
Net assets held in trust for pool participants	$21,873,658	65%	$13,266,181

Average Net Assets	$20,834,458	39%	$14,973,492

Total investments and net assets as of December 31, 2006 increased 65 and 65 percent, respectively, compared to December 31, 2005. During the six-month period ended December 31, 2006, average net assets increased 39 percent to $20,834,458 from average net assets of $14,973,492 during the same period in the prior year. The DGO portfolio experienced a net purchase of assets in this six-month period partially due to the transfer of assets from the Diversified portfolio.

	December 31,	Percent	December 31,
Change in Net Asset for the periods ended	2006	Change	2005
Investment Income	$540,108	101%	$268,568
Total Expenses	(53,039)	37%	(38,612)
Dividends to unitholders from net investment income	(487,069)	112%	(229,956)
Net increase (decrease) in assets derived
from unit transactions	4,924,503	422%	(1,529,502)

Net assets at beginning of period	16,949,155	15%	14,795,683

Net assets at end of period	$21,873,656	65%	$13,266,181

Investment income and net investment income increased 101 percent and 112 percent, respectively, during the six-month period ended December 31, 2006 compared to the same period in the prior year due to the higher interest rate environment and higher average net assets. With the increase in Fed Fund rates, money market fund returns improved during 2006. Total expenses are derived based on net assets held by the Fund. These expenses increased 37 percent during the six-month period ended December 31, 2006 compared to the same period in the prior year due to an increase in average net assets. During the six-month period ended December 31, 2006 compared to the same period in the prior year, units sold and redeemed decreased 14 percent and 42 percent, respectively.

CONTACTING THE PORTFOLIO’S FINANCIAL MANAGEMENT

This financial report is designed to provide IPAIT participants and prospective investors with a general overview of the Fund’s finances and to demonstrate the Fund’s accountability for the resources it receives and manages. If you have questions about the report or need additional financial information, contact IPAIT at 800-872-4024 or visit the website at IPAIT.org.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Schedule of Investments (unaudited)

December 31, 2007

(Showing Percentage of Total Investments)

		Yield at
Par		Time of
Value	Description	Purchase	Due Date	Amortized Cost

COUPON SECURITIES -- 23.22%
$ 200,000	Private Export Funding, 3.40%	4.85%	02/15/08	$ 199,649
200,000	United States Treasury Note, 4.63%	5.04%	02/29/08	199,869
300,000	United States Treasury Note, 4.63%	4.88%	03/31/08	299,815
300,000	United States Treasury Note, 4.88%	5.01%	04/30/08	299,861
500,000	United States Treasury Note, 5.63%	3.23%	05/15/08	504,343
300,000	United States Treasury Note, 4.88%	4.06%	05/31/08	300,985
500,000	United States Treasury Note, 5.13%	4.08%	06/30/08	502,510
500,000	United States Treasury Note, 5.00%	4.06%	07/31/08	502,629
1,000,000	United States Treasury Note, 4.88%	4.14%	08/31/08	1,004,691
200,000	United States Treasury Note, 4.63%	3.30%	09/30/08	201,930
200,000	United States Treasury Note, 4.38%	3.49%	11/15/08	201,492
	TOTAL (cost -- $4,217,774)			$ 4,217,774

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. Securities) -- 76.78%
$ 9,000,000	Bear Stearns and Company, Inc.	1.25%	01/02/08	$ 9,000,000
4,948,000	Lehman Brothers, Inc.	0.75%	01/02/08	4,948,000
	TOTAL (cost -- $13,948,000)			$ 13,948,000

TOTAL INVESTMENTS -- 100% (cost -- $18,165,774)				$ 18,165,774

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Statement of Net Assets (unaudited)

December 31, 2007

ASSETS

Investments in securities at amortized cost:
Coupon Securities	$ 4,217,774
Repurchase Agreements	13,948,000

Cash	71
Interest Receivable	47,523
TOTAL ASSETS	18,213,368

LIABILITIES

Investment advisory, administrative,
and program support fees payable	4,022
Custody fees payable	482
Distribution fees payable	1,206
Other fees and expenses payable	402
Dividends payable	57,642
TOTAL LIABILITIES	63,754

NET ASSETS HELD IN TRUST FOR POOL PARTICIPANTS	$ 18,149,614

Units of beneficial interest outstanding	18,149,614

Net asset value - offering and redemption price per share	$ 1.00

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Statement of Operations (unaudited)

For the Six Months ended December 31,

	2007	2006
INVESTMENT INCOME:
Interest	$453,348	$540,108

EXPENSES:
Investment advisory, administrative,
and program support fees	25,006	34,659
Custody fees	3,001	5,251
Distribution fees	7,502	10,503
Other fees and expenses	2,500	2,626
TOTAL EXPENSES	38,009	53,039

NET INVESTMENT INCOME	$415,339	$487,069

Statements of Changes in Net Assets (unaudited)
For the Six Months ended December 31,

	2007	2006
ADDITIONS:
From Investment Activities:
Net investment income	$415,339	$487,069
From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	25,488,586	16,546,916
Units issued in reinvestment of dividends
from net investment income	418,797	460,255
TOTAL ADDITIONS	26,322,722	17,494,240

DEDUCTIONS:
Dividends to Unitholders from:
Net investment income	(415,339)	(487,069)

From Unit Transactions:
Units redeemed	(22,895,139)	(12,082,668)
TOTAL DEDUCTIONS	(23,310,478)	(12,569,737)

Net increase/(decrease) in net assets	3,012,244	4,924,503

Net assets held in trust for pool participants at beginning of period	15,137,370	16,949,155

Net assets held in trust for pool participants at end of period	$18,149,614	$21,873,658

See accompanying notes to financial statements.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Notes to Financial Statements (unaudited)

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Iowa Public Agency Investment Trust (IPAIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Sections 331.555 and 384.21, Iowa Code (1987), as amended, which authorizes Iowa public agencies to jointly invest monies pursuant to a joint investment agreement. IPAIT is registered under the Investment Company Act of 1940 as required by Iowa Statute and files reports with the Securities and Exchange Commission under Regulation S-X. IPAIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1987, and commenced operations on November 13, 1987. The Joint Powers Agreement and Declaration of Trust was amended September 1, 1988, May 1, 1993, and again on September 1, 2005. As amended, IPAIT is authorized to operate and now operates investment programs, one of which is the Direct Government Obligation Portfolio. The accompanying financial statements include activities of the Direct Government Obligation Portfolio. The objective of the portfolio is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa public agencies under Iowa law. Wells Fargo Bank, N.A. (Wells Fargo), serves as the Custodian, and WB Capital Management Inc. (WB Capital) serves as the Investment Adviser, Administrator, and Program Support Provider.

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the year. Actual results could differ from those estimates.

In reporting financial activity, IPAIT applies applicable Governmental Accounting Standards Board (GASB) pronouncements, as well as all Financial Accounting Standards Board and predecessor statements and interpretations not in conflict with GASB pronouncements.

IPAIT is exposed to various risks in connection with operation of the Direct Government Obligation Portfolio and adheres to policies which attempt to mitigate market risk in the portfolio and maintains insurance coverage for fidelity and errors and omissions exposures. IPAIT has had no claims or settlements under its insurance coverage since its organization in 1987.

INVESTMENTS IN SECURITIES

The Direct Government Obligation Portfolio consists of cash and short-term investments valued at amortized cost, which approximates fair value, pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method due to the short-term nature of investments held. Procedures are followed to maintain a constant net asset value of $1.00 per unit for the portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded daily on the accrual basis.

IPAIT is authorized by investment policy and statute to invest public funds in obligations of the U.S. government, its agencies and instrumentalities; and repurchase agreements, provided that the underlying collateral consists of obligations of the U.S. government, its agencies and instrumentalities and that IPAIT’s custodian takes delivery of the collateral either directly or through an authorized custodian.

In connection with transactions in repurchase agreements, it is IPAIT’s policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by IPAIT may be delayed or limited. At December 31, 2007 and December 31, 2006, the securities purchased under overnight agreements to resell were collateralized by government agency securities with a value of $14,278,650 and $15,025,910, respectively.

Under Governmental Accounting Standards as to custodial credit risk, IPAIT's investments in securities in the Direct Government Obligation Portfolio held securities whose S&P credit ratings were 22.1 percent AAA, 1.1 percent AA+, and 76.8 percent NA. Securities which carry an NA rating are government securities which are deemed to carry the equivalent of A1+/P1 ratings by the IPAIT Board of Trustees.

Management attempts to limit IPAIT’s exposure to interest rate risk and believes this is addressed by the fact that securities are limited under Rule 2a-7 as well as by investment policy and statute to investments of high quality with durations not to exceed 397 days. Hence it is not expected that any significant change in market interest rates would present long-term risk to IPAIT.

UNIT ISSUES, REDEMPTIONS AND DISTRIBUTIONS

IPAIT determines the net asset value of the DGO Portfolio daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income are declared daily and distributed monthly.

INCOME TAXES

IPAIT is exempt from both state and federal income taxes pursuant to Section 115 of the Internal Revenue Code.

FEES AND EXPENSES

Under separate agreements with IPAIT, WB Capital and Wells Fargo are paid an annual fee for operating the investment programs.

During the period of July 1, 2007 to December 31, 2007, WB Capital received 0.190 percent of the average daily net asset value up to $150 million, 0.160 percent from $150 to $250 million and 0.130 percent exceeding $250 million for investment adviser and administrative fees. In addition, WB Capital receives 0.060 percent of the average daily net asset value for program support fees. For the six-month periods ended December 31, 2007 and 2006, the DGO Portfolio paid $25,006 and $34,659, respectively, to WB Capital for services provided.

During the period of July 1, 2007 to December 31, 2007, Wells Fargo received 0.030 percent of the average daily net asset value of the portfolio. For the six-month periods ended December 31, 2007 and 2006, the DGO Portfolio paid $3,001 and $5,251, respectively, to Wells Fargo for services provided.

During the period of July 1, 2007 to December 31, 2007, under a distribution plan the public agency associations collectively received an annual fee of .075 percent of the average daily net asset value. For the six-month periods ended December 31, 2007 and 2006, the DGO Portfolio paid $7,502 and $10,503 to the Iowa League of Cities, respectively.

IPAIT is responsible for other fees and expenses incurred directly by IPAIT. The other fees and expenses accrual is 0.025 percent of the average daily net asset value, and amounted to $2,500 and $2,626 for the six-month periods ended December 31, 2007 and 2006, respectively. All fees are computed daily and paid monthly.

(2)	SECURITIES TRANSACTIONS

Purchases of portfolio securities for the DGO Portfolio aggregated $1,796,366,576 and $1,739,158,835 for the six-month periods ended December 31, 2007 and 2006, respectively. Proceeds from maturities of securities for the DGO Portfolio aggregated $1,792,618,000 and $1,735,485,000 for the six-month periods ended December 31, 2007 and 2006, respectively.

(3)	PARTICIPANT CONCENTRATION

As of December 31, 2007, two participants hold all outstanding units of the DGO Portfolio.

Iowa Public Agency Investment Trust

Direct Government Obligation Portfolio

Financial Highlights (unaudited)

Selected Data for Each Unit of Portfolio Outstanding
	Six Months Ended December 31, 2007		Year Ended June 30,
	(unaudited)		2007	2006	2005	2004	2003

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.042		0.047	0.035	0.015	0.005	0.009
Dividends Distributed	(0.042)		(0.047)	(0.035)	(0.015)	(0.005)	(0.009)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.12%	*	4.79%	3.58%	1.54%	0.53%	0.91%
Ratio of Expenses to Average Net Assets	0.38%	**	0.44%	0.51%	0.50%	0.51%	0.58%
Ratio of Net Investment Income to Average Net Assets	4.14%	**	4.70%	3.58%	1.39%	0.53%	0.92%
Net Assets, End of Period (000 Omitted)	$18,150		$15,137	$16,949	$14,796	$37,532	$52,291

* Not Annualized
** Annualized

Iowa Public Agency Investment Trust

Additional Information

December 31, 2007

FUND EXPENSES

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund’s investment income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2007 to December 31, 2007. The table illustrates your fund’s costs in two ways:

1.  Based on actual fund return.

This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

 2.  Based on hypothetical 5 percent return.

This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a return of 5 percent before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5 percent return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Your fund does not carry a “sales load” or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and timing of any purchases or redemptions. You can find more information about the fund’s expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund Information Statement.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
Example	7/1/2007	12/31/2007	7/1/07 to 12/31/07	Ratio*
Based on Actual Fund Return
IPAIT Diversified Fund	$1,000.00	$1,022.98	$1.84	0.36%
IPAIT DGO Fund	$1,000.00	$1,021.21	$1.94	0.38%
Based on Hypothetical 5 Percent Return
IPAIT Diversified Fund	$1,000.00	$1,023.39	$1.84	0.36%
IPAIT DGO Fund	$1,000.00	$1,023.29	$1.94	0.38%

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Iowa Public Agency Investment Trust

Additional Information (continued)

December 31, 2007

Fees and Expenses
All fees are calculated by basis points per net assets.

Entity	Fee Type		Fee
WB Capital Management Inc.	Adviser		0.090% up to$150MM;
			0.070% on $150 - $250MM;
			0.055% on assets exceeding $250MM
WB Capital Management Inc.	Administrator		0.100% up to $150MM;
			0.090% on $150 - $250MM;
			0.075% on assets exceeding $250MM
WB Capital Management Inc.	Program Support		0.060%
Sponsoring Associations*	Sponsoring Associations		0.075%
Wells Fargo	Custody		0.030%
Administration Fund	Other fees & expenses		0.025%

*Includes Iowa League of Cities, Iowa State Association of Counties, Iowa Association of Municipal Utilities

For the six-month period ended December 31, 2007 actual expense for the IPAIT Diversified Fund and DGO Fund were 0.36 percent and 0.38 percent of average net assets, respectively based on a sliding fee scale.

Actual:
For the six-month period ended December 31, 2007, the following actual expenses were incurred by the Funds:

		Diversified	DGO
Adviser		$104,930	$9,002
Administrator		123,425	10,002
Program Support		78,109	6,002
Distribution		97,636	7,502
Custody		39,055	3,001
Other fees and expenses		32,545	2,500
Total		$475,700	$38,009

Iowa Public Agency Investment Trust

Additional Information (continued)

December 31, 2007

STATEMENT OF ADDITIONAL INFORMATION

The SAI has additional information about the Funds and is available without charge, upon request, by calling 800-872-4024.

SCHEDULE OF PORTFOLIO HOLDINGS

 A complete schedule of portfolio holdings is filed with the SEC for the first and third quarters on Form N-Q. The portfolio holdings for the second and fourth quarter are available in the semi-annual and annual reports. It is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section / SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024 or at IPAIT.org.

PROXY VOTING

The SEC requires an annual report of the proxy voting record of the Trust. Because the investments allowable under Iowa law restrict the investment for IPAIT to securities to which proxy voting does not apply, IPAIT does not have a proxy voting policy and will report no proxy votes on the Form N-PX. The law requires the filing of the Form N-PX, and this disclosure, even though the Form N-PX will contain no votes. Form N-PX is available at www.sec.gov, or by phone at 800-SEC-0330, or by mail at Public Reference Section SEC / Washington / DC / 20549 (duplicating fee required) or upon request from IPAIT at 800-872-4024.

OTHER INFORMATION

Units of IPAIT’s Diversified Portfolio and Direct Government Obligation Portfolio are not insured by the FDIC or the U.S. Government. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund’s portfolio is subject to change.

PARTICIPANT MEETING RESULTS

On August 21, 2007, a participant meeting was held at the Wakonda Club in Des Moines Iowa.

All proposals were approved by the participants of both funds.

IPAIT Diversified	Total Units 242,513,295

Proposal 1 Response	Proposal 2 Response
55.8% Units	56.7% Units
For votes	135,390,862	137,389,828

Against votes                                                   310,019                                                       310,019

Abstain votes                                                2,232,620                                                       233,653

Not signed by Authorized User	6,776,399	6,776,399

245 Proxies Distributed, 118 Responses

IPAIT DGO	Total Units 15,406,949

Proposal 1 Response	Proposal 2 Response
100.0% Units	100.0% Units
For votes	13,460,073	13,460,073

Against votes                                                               ---                                                            ---

Abstain votes                                                               ---                                                            ---

Not signed by Authorized User	---	---

2 Proxies Distributed, 2 Responses

Annual Consideration of Approval of the

Investment Management Agreement by the Board of Turstees

ANNUAL CONSIDERATION OF APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

BY THE BOARD OF TRUSTEES

Every year the Board considers continuation of IPAIT’s investment management agreement (the “IM Agreement”) and throughout each year, reviews and evaluates the performance of and services provided by WB Capital Management Inc. (“WB Capital” or the “Investment Adviser”). The Board assesses the nature, scope and quality of the services provided by the personnel of the Investment Adviser and its affiliates, including administrative services, and compliance with legal and regulatory requirements. The Board also receives and assesses information regarding the services provided by certain unaffiliated service providers.

At various times throughout the year, the Board also considers a range of information in connection with its oversight of the services provided. Among the matters considered throughout the year are: (a) fees (in addition to management fees) paid to the Investment Adviser and its affiliates, such as fees for marketing and distribution; (b) overall operating expenses; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions, and compliance with the Code of Ethics and the Investment Adviser's compliance policies and procedures; and (d) the nature, cost and character of any non-investment management services provided by the Investment Adviser and its affiliates.

The Board considered the approval of the IM Agreement at the August 21, 2007 meeting. In the period prior to and at the Board meetings, the Board considered a wide range of information provided by WB Capital and the Board requested and received materials specifically relating to the IPAIT, the IM Agreement and WB Capital. These materials included among other things (a) information on the investment performance of IPAIT compared to a similar group of money market funds and public programs; (b) information on fees and expenses of other funds of similar asset size; (c) sales and redemption data; (d) a discussion by the WB management team regarding their experience, investment strategies and outlook; and (e) information on the profitability to the Investment Adviser. The Board of Trustees considered all factors deemed to be relevant to IPAIT and observed or concluded that:

▪	the expectation that the operation of WB Capital and IPAIT’s day-to-day management, including the portfolio managers, will remain unchanged for the foreseeable future;

▪	WB Capital and its personnel (including particularly those personnel with responsibilities for providing services to IPAIT), resources and investment process will remain unchanged;

▪	WB Capital will have access to the resources and personnel of West Bancorporation and its other subsidiaries;

▪	the financial viability of WB Capital will remain unchanged;

▪	the terms of the IM Agreement were the same as those of the previous IM agreement;

▪	the nature, extent and quality of the services that WB Capital were reasonable and appropriate;

▪	the investment performance of IPAIT over various periods was comparable to other similarly situated public money funds;

▪	the advisory fee rate payable to WB Capital by IPAIT and by other client accounts managed by WB Capital as proposed was reasonable;

▪	the total expense ratio of IPAIT compared to similar funds managed by other advisers was reasonable;

▪	compensation payable by IPAIT to WB Capital for other services was reasonable;

▪

the profitability of the IM Agreement to WB Capital compared to prior agreements declined year over year, due to the reduced fees which were negotiated in the prior year and increased expenses for personnel. The profitability of the holding company, West Bancorporation, Inc. indicates the long term viability of it and its wholly owned subsidiary, WB Capital.

▪	economies of scale would be realized from the fee structure as IPAIT grows.

The Board considered the level and depth of knowledge of WB Capital. In evaluating the quality of services provided by WB Capital, the Board took into account its familiarity with WB Capital’s management through board meetings, conversations and reports since IPAIT’s inception.

In considering the approval of the new Investment Advisory Agreement, the Board, did not identify any single factor as controlling. Based on the Board's evaluation of all factors that it deemed to be relevant, the Board unanimously approved the continuation of the IM Agreement for another year. Unless terminated sooner, the agreement will continue until December 31, 2009.

BOARD OF TRUSTEES

Tom Hanafan

Mayor, Council Bluffs

Chair and Trustee

Dianne Kiefer

Treasurer, Wapello County

Vice Chair and Trustee

Leon Rodas

General Manager, Spencer Municipal Utility

Second Vice Chair and Trustee

Don Kerker

Director of Finance and Administrative Services,

Muscatine Power and Water

Trustee

Richard Heidloff

Treasurer, Lyon County

Trustee

Wayne Northey

Supervisor, Dickinson County

Trustee

Susan Vavroch

City Treasurer, Cedar Rapids

Trustee

Craig Hall

Manager, Brooklyn Municipal Utility

Trustee

Jody Smith

Director of Administrative Services, City of West Des Moines

Trustee

Bob Haug

Executive Director, Iowa Association of Municipal Utilities

Ex-Officio Member and Secretary

Alan Kemp

Executive Director, Iowa League of Cities

Ex-Officio Member

William Peterson

Executive Director, Iowa State Association of Counties

Ex-Officio Member, Treasurer and Assistant Secretary

The Board of Trustees are not compensated for the Board service. Expenses incurred in attending meetings are paid by the Trust.

SERVICE PROVIDERS

Administrator-Investment Adviser-Program Support:

WB Capital Management Inc.

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

Legal Counsel:

Ahlers & Cooney, P.C.

100 Court Avenue, Suite 600

Des Moines, IA 50309

Custodian:

Wells Fargo Bank, N.A.

MAC N8200-034

666 Walnut Street, P.O. Box 837

Des Moines, IA 50304-0837

Independent Registered Public Accounting Firm:

KPMG LLP

2500 Ruan Canter

Des Moines, IA 50309

IOWA PUBLIC AGENCY INVESTMENT TRUST

www.IPAIT.org

1415 28th Street, Suite 200

West Des Moines, IA 50266-1461

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.

(C) NA

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F)(1) NOT APPLICABLE.

(F)(2) NOT APPLICABLE.

(F)(3) TO REQUEST A FREE COPY OF THE IOWA PUBLIC AGENCY INVESTMENT TRUST CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Donald W. Kerker is the independent director named as the audit committee financial expert.

ITEM 4. NOT APPPLICABLE.

(b) NOT APPPLICABLE.

(c) NOT APPPLICABLE.

(D) NOT APPLICABLE.

(E) NOT APPLICABLE.

(F) NOT APPLICABLE.

(G) NOT APPLICABLE.

(H) NOT APPLICABLE.

ITEM 5. NOT APPLICABLE.

ITEM 6. NOT APPLICABLE.

ITEM 7. NOT APPLICABLE.

ITEM 8. NOT APPLICABLE.

ITEM 9. Not Applicable.

ITEM 10.NOT APPPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF March 4, 2008, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE PERIOD COVERED BY THIS REPORT THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IOWA PUBLIC AGENCY INVESTMENT TRUST

By

Tom Hanafan, Chair and Trustee

Date: March 4, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Jeff Lorenzen, Chief Executive Officer, March 4, 2008

Amy Mitchell, Chief Financial Officer, March 4, 2008